Income Taxes - Schedule of Components of Current and Deferred Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current tax expense	$ 686
Deferred tax expense (benefit)	2,827	1,261	(1,240)
Income tax expense (benefit)	$ 2,827	$ 1,261	$ (1,240)